31. EXPLORATION EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Exploration Expenses Tables
Exploration expenses
	12.31.2017	12.31.2016	12.31.2015
Geological and geophysical expenses	17	18	-
Decrease in unproductive wells	27	76	3
Total exploration expenses	44	94	3